Risk management and financial instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Restricted cash	$ 216	$ 197
Fair value, recurring basis | Level 1 | Carrying value
Assets
Cash and cash equivalents	428	526
Restricted cash	216	197
Marketable securities	13	8
Fair value, recurring basis | Level 1 | Fair value
Assets
Cash and cash equivalents	428	526
Restricted cash	216	197
Marketable securities	13	8
Fair value, recurring basis | Level 3
Assets
Related party loans receivable		85
Fair value, recurring basis | Level 3 | Carrying value
Assets
Related party loans receivable	19	13
Fair value, recurring basis | Level 3 | Fair value
Assets
Related party loans receivable	$ 19	$ 13